Trade and Other Receivables and Prepayments - Aged Analysis of Trade Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [line items]
Trade receivables	¥ 369,742	[1]	$ 53,110	[1]	¥ 526,974
0 - 30 days [member]
Disclosure of financial assets [line items]
Trade receivables	190,629		27,382		261,320
31 - 60 days [member]
Disclosure of financial assets [line items]
Trade receivables	138,699		19,923		202,334
61 - 90 days [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 40,414		$ 5,805		¥ 63,320

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.